SUBSEQUENT EVENTS	6 Months Ended
Jun. 30, 2013
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
NOTE 8:-	SUBSEQUENT EVENTS

a.
On July 30, 2013, the Israeli Parliament (the Knesset) approved the second and third readings of the Economic Plan for 2013-2014 ("Amended Budget Law") which consists of, among others, fiscal changes whose main aim is to enhance the long-term collection of taxes.

These changes include, among others, raising the Israeli corporate tax rate from 25% to 26.5%, cancelling the lowering of the tax rates applicable to preferred enterprises (9% in development area A and 16% in other areas), taxing revaluation gains and increasing the tax rates on dividends within the scope of the Law for the Encouragement of Capital Investments to 20% effective from January 1, 2014.

The deferred tax balances included in the financial statements as of June 30, 2013 are calculated according to the tax rates that were in effect as of the balance sheet date and do not take into consideration the possible effects of the Amended Budget Law. These effects will be included in the financial statements starting from the actual enactment date, namely in the third quarter of 2013.

The Company examines the effect of the change in tax rates on the deferred tax balances as of June 30, 2013.

b.	On September 12, 2013, a shareholders meeting of the Company approved a Compensation Policy for the Company's directors and officers.

c.
On July 8, 2013, the Board of Directors approved a compensation plan for senior executive and employees of the Company that includes performance based grant and share based stock options convertible to 312,984 of the Company's ordinary shares. The option vesting period is 2-4 years.

d.
On September 16, 2013, the Company signed an agreement to acquire 51.2% of the issued share capital of Pointer do Brasil Comercial S.A. ("Pointer Brasil"). Following the completion of the transaction Pointer will hold 100% of the issued share capital of Pointer Brasil. The closing of the transaction is expected to take place in October 2013. In consideration for the shares the Company will pay approximately US$ 4.3 million in cash, for which it is to receive financing from banks, and shall repay loans to the selling shareholder and to a local bank, over a period of eighteen months, in an aggregate amount of approximately US$ 1.2 million.